OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

11.  OTHER NON-CURRENT ASSETS

The breakdown of other non-current assets is as follows:

	2016	2017
Prepaid other taxes - net of current portion (Note 28)	2,164	3,075
Advances for purchases of property and equipment	5,432	2,869
Prepaid rental - net of current portion (Note 8)	2,471	2,688
Frequency license - net of current portion (Note 8)	320	2,019
Prepaid income taxes - net of current portion (Note 28)	492	763
Deferred charges	387	413
Security deposit	144	116
Others	98	327
Total	11,508	12,270

Prepaid rental covers rent of leased line, telecommunication equipment, land and building under lease agreements of the Group with remaining rental periods ranging from 1 to 40 years.

As of December 31, 2016 and 2017, deferred charges represent deferred Indefeasible Right of Use (“IRU”) Agreement charges. Total amortization of deferred charges for the years ended December 31, 2015, 2016 and 2017 amounted to Rp46 billion, Rp40 billion and Rp46 billion, respectively.

Refer to Note 31 for details of related party transactions.